Group Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Profit from operations	£ 9,962	£ 9,016	£ 9,313
Adjustments for
– depreciation, amortisation and impairment costs	1,450	1,512	1,038
– increase in inventories	(144)	(371)	(192)
– decrease/(increase) in trade and other receivables	300	(699)	502
– decrease in receivables related to the charge in respect of the Quebec Class Actions		436
– increase/(decrease) in Master Settlement Agreement payable	369	(124)	1,364
– (decrease)/increase in trade and other payables	(320)	730	123
– decrease in net retirement benefit liabilities	(96)	(40)	(100)
– increase/(decrease) in other provisions for liabilities		382	(107)
– other non-cash items	46	106	31
Cash generated from operating activities	11,567	10,948	11,972
Dividends received from associates	351	252	214
Tax paid	(2,132)	(2,204)	(1,891)
Net cash generated from operating activities	9,786	8,996	10,295
Cash flows from investing activities
Interest received	48	80	52
Purchases of property, plant and equipment	(511)	(664)	(758)
Proceeds on disposal of property, plant and equipment	44	34	38
Purchases of intangibles	(244)	(151)	(185)
Purchases of investments	(343)	(191)	(320)
Proceeds on disposals of investments	184	339	167
Investment in associates and acquisitions of other subsidiaries net of cash acquired	39	(86)	(32)
Proceeds on disposal of non-core business net of cash disposed			17
Net cash used in investing activities	(783)	(639)	(1,021)
Cash flows from financing activities
Interest paid	(1,737)	(1,601)	(1,557)
Interest element of lease liabilities	(26)	(32)	(2)
Capital element of lease liabilities	(164)	(154)	(10)
Proceeds from increases in and new borrowings	9,826	4,247	2,111
(Outflows)/inflows relating to derivative financial instruments	(283)	(564)	49
Purchases of own shares held in employee share ownership trusts	(18)	(117)	(139)
Reductions in and repayments of borrowings	(10,633)	(5,640)	(5,586)
Dividends paid to owners of the parent	(4,745)	(4,598)	(4,347)
Capital injection from/(purchases of) non-controlling interests	17	20	(11)
Dividends paid to non-controlling interests	(136)	(157)	(142)
Other	2	3	4
Net cash used in financing activities	(7,897)	(8,593)	(9,630)
Net cash flows generated from/(used in) operating, investing and financing activities	1,106	(236)	(356)
Differences on exchange	(253)	(57)	(138)
Increase/(decrease) in net cash and cash equivalents in the year	853	(293)	(494)
Net cash and cash equivalents at 1 January	2,035	2,328	2,822
Net cash and cash equivalents at 31 December	£ 2,888	£ 2,035	£ 2,328